Long-term Debt - Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps (Detail) - Eurobonds [Member] - EUR (€) € in Thousands		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Principal amount		€ 1,083,215	€ 1,105,599
Amortized Costs Amount [Member]
Debt Instrument [Line Items]
Carrying amount		979,620	978,242
Fair Value Adjustment Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Carrying amount	[1]	€ 103,595	€ 127,357

[1]	The fair value of the interest rate swaps excludes accrued interest.